Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2023

Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 97.6%
Fixed Income Securities - 88.5%
Corporate Convertible Bonds - 88.4%
Communication Services - 5.3%
$ 12,000,000 Infinera Corp. 2.50% 03/01/27 $ 11,154,182
5,542,000 InterDigital, Inc. 2.00  06/01/24 6,722,928
5,000,000 InterDigital, Inc. 3.50  06/01/27 6,765,431
4,500,000 Q2 Holdings, Inc. 0.13  11/15/25 3,916,699
6,000,000 Q2 Holdings, Inc.
(a)
0.75  06/01/26 5,213,629
8,000,000 TechTarget, Inc.
(b)
8.07  12/15/26 6,278,040
6,000,000 Upwork, Inc. 0.25  08/15/26 4,889,319
10,000,000 Wayfair, Inc.
(c)
3.25  09/15/27 12,435,000
57,375,228
Consumer Discretionary - 13.3%
8,110,000 Alarm.com Holdings, Inc.
(b)
1.40 -
5.07  01/15/26 6,949,565
8,245,000 American Airlines Group, Inc.
(a)
6.50  07/01/25 10,603,070
2,660,000 Carnival Corp.
(c)
5.75  12/01/27 4,436,880
5,000,000 Chegg, Inc.
(b)
10.02 -
10.19  09/01/26 3,770,000
10,339,000 Cracker Barrel Old Country Store, Inc. 0.63  06/15/26 8,813,998
5,500,000 Fisker, Inc.
(c)
2.50  09/15/26 2,530,708
6,000,000 Fiverr International, Ltd.
(b)
7.88  11/01/25 5,081,400
8,000,000 Freshpet, Inc.
(c)
3.00  04/01/28 9,466,000
6,750,000 Guess?, Inc.
(c)
3.75  04/15/28 6,701,254
9,940,000 IMAX Corp. 0.50  04/01/26 9,132,872
5,900,000 indie Semiconductor, Inc.
(c)
4.50  11/15/27 7,858,800
7,210,000 LCI Industries 1.13  05/15/26 6,975,675
8,000,000 Live Nation Entertainment, Inc.
(c)
3.13  01/15/29 8,836,000
5,000,000 Lucid Group, Inc.
(c)
1.25  12/15/26 3,226,250
10,000,000 Luminar Technologies, Inc.
(c)
1.25  12/15/26 6,735,000
6,000,000 Marriott Vacations Worldwide Corp.
(c)
3.25  12/15/27 5,694,000
6,000,000 National Vision Holdings, Inc. 2.50  05/15/25 6,288,000
1,250,000 NCL Corp., Ltd. 2.50  02/15/27 1,188,125
5,175,000 NCL Corp., Ltd. 1.13  02/15/27 4,794,950
1,000,000 Penn Entertainment, Inc.
(a)
2.75  05/15/26 1,244,000
2,500,000 Royal Caribbean Cruises, Ltd.
(c)
6.00  08/15/25 5,507,500
8,465,000 Stride, Inc. 1.13  09/01/27 8,136,827
7,409,000 Topgolf Callaway Brands Corp. 2.75  05/01/26 9,602,064
4,000,000 Virgin Galactic Holdings, Inc.
(c)
2.50  02/01/27 2,077,460
145,650,398
Consumer Staples - 1.8%
12,000,000 MGP Ingredients, Inc. 1.88  11/15/41 14,844,000
5,000,000 The Chefs' Warehouse, Inc.
(c)
2.38  12/15/28 5,270,331
20,114,331
Energy - 6.7%
8,500,000 Array Technologies, Inc. 1.00  12/01/28 9,745,250
9,000,000 Green Plains, Inc. 2.25  03/15/27 11,209,500
8,983,000 Helix Energy Solutions Group, Inc.
(a)
6.75  02/15/26 11,911,458
10,000,000 Northern Oil and Gas, Inc.
(c)
3.63  04/15/29 11,202,215
7,000,000 Oil States International, Inc. 4.75  04/01/26 7,420,020
9,000,000 Peabody Energy Corp. 3.25  03/01/28 12,132,000
8,000,000 Stem, Inc.
(c)
4.25  04/01/30 8,044,000
2,500,000 Sunnova Energy International, Inc.
(c)
2.63  02/15/28 2,052,854
73,717,297
Financials - 1.2%
8,250,000 Encore Capital Group, Inc.
(c)
4.00  03/15/29 8,052,000
3,750,000 EZCORP, Inc.
(c)
3.75  12/15/29 3,708,008
2,000,000 Redfin Corp. 0.50  04/01/27 1,378,608
13,138,616
Health Care - 18.5%
8,000,000 Accuray, Inc. 3.75  06/01/26 7,840,000
8,000,000 Alphatec Holdings, Inc. 0.75  08/01/26 9,318,075
9,000,000 Artivion, Inc. 4.25  07/01/25 9,449,440
2,076,000 Ascendis Pharma A/S 2.25  04/01/28 1,894,350

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2023

Absolute Funds
Principal Security Description Rate Maturity Value
Health Care - 18.5% (continued)
$ 5,000,000 Bridgebio Pharma, Inc. 2.25% 02/01/29 $ 3,094,385
4,115,000 CONMED Corp.
(a)
2.63  02/01/24 6,349,445
9,000,000 CONMED Corp. 2.25  06/15/27 10,089,000
7,250,000 Cutera, Inc. 2.25  06/01/28 4,540,963
2,750,000 Cutera, Inc.
(c)
4.00  06/01/29 1,738,000
7,095,000 Exact Sciences Corp. 0.38  03/15/27 7,658,166
2,000,000 Gossamer Bio, Inc.
(a)
5.00  06/01/27 615,836
9,000,000 Halozyme Therapeutics, Inc.
(c)
1.00  08/15/28 8,235,000
2,000,000 Inotiv, Inc. 3.25  10/15/27 1,028,631
8,425,000 Insmed, Inc. 0.75  06/01/28 7,108,594
11,000,000 Integer Holdings Corp.
(c)
2.13  02/15/28 13,013,000
7,500,000 Integra LifeSciences Holdings Corp. 0.50  08/15/25 6,885,000
7,571,000 Ironwood Pharmaceuticals, Inc. 0.75  06/15/24 7,649,558
7,500,000 Jazz Investments I, Ltd. 2.00  06/15/26 7,659,375
8,945,000 Lantheus Holdings, Inc.
(c)
2.63  12/15/27 11,633,794
9,000,000 MannKind Corp. 2.50  03/01/26 9,630,000
11,000,000 NextGen Healthcare, Inc.
(c)
3.75  11/15/27 10,719,500
4,856,000 Novocure, Ltd.
(b)
3.47 -
5.30  11/01/25 4,224,853
6,382,000 NuVasive, Inc. 0.38  03/15/25 5,775,710
9,000,000 Omnicell, Inc. 0.25  09/15/25 9,148,500
5,000,000 Pacira BioSciences, Inc. 0.75  08/01/25 4,650,000
8,653,000 PetIQ, Inc. 4.00  06/01/26 8,014,626
5,626,000 SmileDirectClub, Inc.
(b)(c)
2.76 -
59.01  02/01/26 436,015
9,000,000 Varex Imaging Corp. 4.00  06/01/25 11,525,300
11,255,000 Veradigm, Inc.
(a)
0.88  01/01/27 12,535,256
202,460,372
Industrials - 11.2%
9,000,000 Axon Enterprise, Inc.
(c)
0.50  12/15/27 9,625,500
6,500,000 Bloom Energy Corp.
(c)
3.00  06/01/28 7,419,209
8,274,000 Camtek, Ltd./Israel
(a)(b)(c)
3.57 -
6.92  12/01/26 7,401,093
8,620,000 CryoPort, Inc.
(c)
0.75  12/01/26 6,896,359
1,500,000 FARO Technologies, Inc.
(c)
5.50  02/01/28 1,192,500
7,725,000 GoPro, Inc. 1.25  11/15/25 6,855,937
7,000,000 Granite Construction, Inc.
(c)
3.75  05/15/28 7,545,717
9,000,000 Itron, Inc.
(b)
15.33  03/15/26 8,026,875
10,139,000 John Bean Technologies Corp. 0.25  05/15/26 9,667,537
1,608,000 Kaman Corp. 3.25  05/01/24 1,556,544
9,982,000 Mesa Laboratories, Inc.
(a)
1.38  08/15/25 8,957,844
10,845,000 Patrick Industries, Inc. 1.75  12/01/28 10,584,720
11,500,000 The Greenbrier Cos., Inc. 2.88  04/15/28 11,379,250
6,000,000 The Middleby Corp. 1.00  09/01/25 7,479,000
9,096,000 Winnebago Industries, Inc. 1.50  04/01/25 10,915,200
9,500,000 Xometry, Inc. 1.00  02/01/27 7,186,750
122,690,035
Information Technology - 27.2%
10,000,000 Altair Engineering, Inc.
(c)
1.75  06/15/27 12,165,000
8,000,000 Alteryx, Inc. 1.00  08/01/26 6,760,000
3,000,000 Bandwidth, Inc. 0.25  03/01/26 2,374,239
7,240,000 Bandwidth, Inc. 0.50  04/01/28 4,698,282
10,710,000 Bentley Systems, Inc. 0.38  07/01/27 9,724,680
2,000,000 BlackLine, Inc. 0.13  08/01/24 2,001,200
7,500,000 BlackLine, Inc.
(b)
3.26  03/15/26 6,384,375
9,348,000 Box, Inc.
(b)
0.00  01/15/26 11,656,956
7,500,000 Confluent, Inc.
(b)
6.45 -
7.46  01/15/27 6,264,556
8,000,000 CyberArk Software, Ltd.
(b)
0.00  11/15/24 9,100,000
7,689,000 Digital Ocean Holdings, Inc.
(b)
6.99  12/01/26 6,044,224
10,000,000 Dropbox, Inc.
(b)
4.11  03/01/26 9,475,000
6,186,000 Envestnet, Inc. 0.75  08/15/25 5,706,585
4,690,000 Envestnet, Inc.
(c)
2.63  12/01/27 4,943,260
5,000,000 Everbridge, Inc.
(b)
20.27  03/15/26 4,150,000

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2023

Absolute Funds
Principal Security Description Rate Maturity Value
Information Technology - 27.2% (continued)
$ 8,000,000 Fastly, Inc.
(b)
1.84 -
8.45  03/15/26 $ 6,636,000
8,000,000 Five9, Inc. 0.50  06/01/25 7,732,000
7,000,000 Guidewire Software, Inc.
(a)
1.25  03/15/25 6,776,000
7,550,000 Impinj, Inc. 1.13  05/15/27 8,201,222
5,000,000 LivePerson, Inc.
(b)
5.05  12/15/26 3,250,000
11,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 9,761,137
3,000,000 Lumentum Holdings, Inc.
(c)
1.50  12/15/29 3,117,000
6,500,000 Magnite, Inc. 0.25  03/15/26 5,531,500
2,450,000 Mitek Systems, Inc. 0.75  02/01/26 2,149,590
7,000,000 Model N, Inc. 2.63  06/01/25 8,611,754
3,000,000 Model N, Inc.
(c)
1.88  03/15/28 3,163,200
5,500,000 ON Semiconductor Corp.
(c)
0.50  03/01/29 6,238,866
8,000,000 Parsons Corp. 0.25  08/15/25 9,196,000
11,107,000 Perficient, Inc. 0.13  11/15/26 9,164,249
10,350,000 Progress Software Corp. 1.00  04/15/26 11,385,000
11,325,000 PROS Holdings, Inc. 2.25  09/15/27 11,381,625
11,095,000 Semtech Corp.
(c)
1.63  11/01/27 10,379,373
7,000,000 SMART Global Holdings, Inc. 2.25  02/15/26 10,583,125
3,000,000 SMART Global Holdings, Inc. 2.00  02/01/29 4,516,500
5,000,000 Unity Software, Inc.
(b)
1.77 -
2.05  11/15/26 4,017,500
3,200,000 Veeco Instruments, Inc. 3.75  06/01/27 6,308,000
7,000,000 Veeco Instruments, Inc.
(c)
2.88  06/01/29 7,808,500
8,625,000 Verint Systems, Inc. 0.25  04/15/26 7,643,906
7,000,000 Veritone, Inc. 1.75  11/15/26 4,584,548
5,000,000 Wolfspeed, Inc. 0.25  02/15/28 3,855,000
10,675,000 Workiva, Inc. 1.13  08/15/26 15,050,081
7,500,000 Zscaler, Inc. 0.13  07/01/25 8,778,750
297,268,783
Materials - 1.9%
3,700,000 Century Aluminum Co. 2.75  05/01/28 2,870,447
7,000,000 MP Materials Corp.
(c)
0.25  04/01/26 6,236,169
10,497,000 SSR Mining, Inc. 2.50  04/01/39 11,271,679
20,378,295
Utilities - 1.3%
13,000,000 Ormat Technologies, Inc.
(c)
2.50  07/15/27 14,098,500
Total Corporate Convertible Bonds (Cost $990,090,294) 966,891,855
Corporate Non-Convertible Bond - 0.1%
Information Technology - 0.1%
2,000,000 Alteryx, Inc.
(c)
(Cost $2,006,677) 8.75  03/15/28 1,966,510
Total Fixed Income Securities (Cost $992,096,971) 968,858,365
Shares Security Description Value
Investment Company - 1.7%
1,818,023 Absolute Flexible Fund
(d)
(Cost $18,319,907) 18,689,274
Money Market Fund - 7.4%
80,686,739 First American Treasury Obligations Fund, Class X, 5.04%
(a)(e)
(Cost $80,686,739) 80,686,739
Total Long Positions - 97.6% (Cost $1,091,103,617) 1,068,234,378
Total Short Positions - (38.6)% (Proceeds $(461,031,927)) (421,727,554)
Other Assets & Liabilities, Net - 41.0% 447,452,384
Net Assets - 100.0% $ 1,093,959,208

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2023

Absolute Funds
i
Shares Security Description Value
Short Positions - (38.6)%
Common Stock - (38.6)%
Communication Services - (1.4)%
(981,066) Infinera Corp. $ (4,738,549)
(92,306) InterDigital, Inc. (8,912,144)
(36,146) Q2 Holdings, Inc. (1,116,912)
(21,100) TechTarget, Inc. (656,843)
(15,424,448)
Consumer Discretionary - (6.6)%
(17,836) Alarm.com Holdings, Inc. (921,764)
(354,993) American Airlines Group, Inc. (6,368,574)
(159,500) Carnival Corp. (3,003,385)
(930) Chegg, Inc. (8,258)
(27,454) Cracker Barrel Old Country Store, Inc. (2,558,164)
(136,898) Fisker, Inc. (772,105)
(2,724) Fiverr International, Ltd. (70,851)
(88,200) Freshpet, Inc. (5,804,442)
(178,142) Guess?, Inc. (3,464,862)
(164,922) IMAX Corp. (2,802,025)
(565,597) indie Semiconductor, Inc., Class A (5,316,612)
(22,700) LCI Industries (2,868,372)
(51,569) Live Nation Entertainment, Inc. (4,698,452)
(63,900) Lucid Group, Inc. (440,271)
(269,401) Luminar Technologies, Inc. (1,853,479)
(19,308) Marriott Vacations Worldwide Corp. (2,369,478)
(92,012) National Vision Holdings, Inc. (2,234,971)
(106,700) Norwegian Cruise Line Holdings, Ltd. (2,322,859)
(31,300) Penn Entertainment, Inc. (752,139)
(43,900) Royal Caribbean Cruises, Ltd. (4,554,186)
(97,000) Stride, Inc. (3,611,310)
(292,500) Topgolf Callaway Brands Corp. (5,806,125)
(21,347) Upwork, Inc. (199,381)
(266,618) Virgin Galactic Holdings, Inc. (1,034,478)
(123,900) Wayfair, Inc., Class A (8,054,739)
(71,891,282)
Consumer Staples - (1.2)%
(96,683) MGP Ingredients, Inc. (10,275,469)
(83,851) The Chefs' Warehouse, Inc. (2,998,512)
(13,273,981)
Energy - (4.0)%
(297,660) Array Technologies, Inc. (6,727,116)
(211,000) Green Plains, Inc. (6,802,640)
(777,145) Helix Energy Solutions Group, Inc. (5,735,330)
(190,871) Northern Oil and Gas, Inc. (6,550,693)
(343,526) Oil States International, Inc. (2,566,139)
(392,002) Peabody Energy Corp. (8,490,763)
(916,187) Stem, Inc. (5,240,590)
(51,200) Sunnova Energy International, Inc. (937,472)
(43,050,743)
Financials - (0.6)%
(95,000) Encore Capital Group, Inc. (4,618,900)
(248,500) EZCORP, Inc., Class A (2,082,430)
(4,700) Redfin Corp. (58,374)
(6,759,704)
Health Care - (8.1)%
(550,000) Accuray, Inc. (2,128,500)
(274,000) Alphatec Holdings, Inc. (4,926,520)
(189,500) Artivion, Inc. (3,257,505)
(7,425) Ascendis Pharma A/S, ADR (662,681)
(32,350) Bridgebio Pharma, Inc. (556,420)
(84,011) CONMED Corp. (11,416,255)
(120,300) Cutera, Inc. (1,820,139)
(38,700) Exact Sciences Corp. (3,633,930)
(77,000) Gossamer Bio, Inc. (92,400)
(101,500) Halozyme Therapeutics, Inc. (3,661,105)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2023

Absolute Funds
Shares Security Description Value
Health Care - (8.1)% (continued)
(23,500) Inotiv, Inc. $ (112,095)
(188,000) Insmed, Inc. (3,966,800)
(89,694) Integer Holdings Corp. (7,947,785)
(30,826) Integra LifeSciences Holdings Corp. (1,267,873)
(211,201) Ironwood Pharmaceuticals, Inc. (2,247,179)
(30,566) Jazz Pharmaceuticals PLC (3,789,267)
(85,500) Lantheus Holdings, Inc. (7,175,160)
(1,090,642) MannKind Corp. (4,438,913)
(257,235) NextGen Healthcare, Inc. (4,172,352)
(7,900) Novocure, Ltd. (327,850)
(10,000) NuVasive, Inc. (415,900)
(46,333) Omnicell, Inc. (3,413,352)
(28,904) Pacira BioSciences, Inc. (1,158,183)
(95,700) PetIQ, Inc. (1,451,769)
(77,000) SmileDirectClub, Inc. (40,810)
(275,535) Varex Imaging Corp. (6,494,360)
(606,000) Veradigm, Inc. (7,635,600)
(88,210,703)
Industrials - (4.5)%
(28,087) Axon Enterprise, Inc. (5,480,335)
(262,262) Bloom Energy Corp., Class A (4,287,984)
(65,842) Camtek, Ltd./Israel (2,345,950)
(13,924) CryoPort, Inc. (240,189)
(15,600) FARO Technologies, Inc. (252,720)
(274,000) GoPro, Inc., Class A (1,134,360)
(96,728) Granite Construction, Inc. (3,847,840)
(27,601) Itron, Inc. (1,990,032)
(26,300) John Bean Technologies Corp. (3,190,190)
(1,400) Kaman Corp. (34,062)
(11,600) Mesa Laboratories, Inc. (1,490,600)
(72,900) Patrick Industries, Inc. (5,832,000)
(131,906) The Greenbrier Cos., Inc. (5,685,149)
(34,000) The Middleby Corp. (5,026,220)
(95,500) Winnebago Industries, Inc. (6,368,895)
(106,042) Xometry, Inc., Class A (2,245,970)
(49,452,496)
Information Technology - (10.7)%
(98,100) Altair Engineering, Inc., Class A (7,439,904)
(6,861) Alteryx, Inc., Class A (311,489)
(21,534) Bandwidth, Inc., Class A (294,585)
(60,967) Bentley Systems, Inc., Class B (3,306,240)
(25,774) BlackLine, Inc. (1,387,157)
(278,295) Box, Inc. (8,176,307)
(19,289) Confluent, Inc., Class A (681,095)
(29,937) CyberArk Software, Ltd. (4,680,051)
(11,854) DigitalOcean Holdings, Inc. (475,820)
(103,125) Dropbox, Inc., Class A (2,750,344)
(53,000) Envestnet, Inc. (3,145,550)
(1,000) Everbridge, Inc. (26,900)
(13,164) Fastly, Inc., Class A (207,596)
(18,042) Five9, Inc. (1,487,563)
(20,569) Guidewire Software, Inc. (1,564,889)
(46,300) Impinj, Inc. (4,150,795)
(19,044) LivePerson, Inc. (86,079)
(76,227) Lumentum Holdings, Inc. (4,324,358)
(13,000) Magnite, Inc. (177,450)
(58,500) Mitek Systems, Inc. (634,140)
(168,019) Model N, Inc. (5,941,152)
(37,900) ON Semiconductor Corp. (3,584,582)
(125,548) Parsons Corp. (6,043,881)
(21,107) Perficient, Inc. (1,758,846)
(121,000) Progress Software Corp. (7,030,100)
(166,700) PROS Holdings, Inc. (5,134,360)
(188,600) Semtech Corp. (4,801,756)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2023

Absolute Funds
Shares Security Description Value
Information Technology - (10.7)% (continued)
(353,429) SMART Global Holdings, Inc. $ (10,252,975)
(2,256) Unity Software, Inc. (97,955)
(366,576) Veeco Instruments, Inc. (9,413,672)
(52,000) Verint Systems, Inc. (1,823,120)
(76,058) Veritone, Inc. (298,147)
(27,032) Wolfspeed, Inc. (1,502,709)
(96,504) Workiva, Inc. (9,810,597)
(30,413) Zscaler, Inc. (4,449,422)
(117,251,586)
Materials - (0.7)%
(137,200) Century Aluminum Co. (1,196,384)
(78,333) MP Materials Corp. (1,792,259)
(335,000) SSR Mining, Inc. (4,750,300)
(7,738,943)
Utilities - (0.8)%
(107,801) Ormat Technologies, Inc. (8,673,668)
Total Common Stock (Proceeds $(461,031,927)) (421,727,554)
Total Short Positions - (38.6)% (Proceeds $(461,031,927)) $ (421,727,554)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
June 30, 2023

Absolute Funds
At June 3 0 , 202 3 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Convertible Arbitrage Fund’s Schedule of
Investments. Transactions during the period with affiliates were as follows:
At June 30, 2023, the value of investments in affiliated companies was $18,689,274 representing 1.7% of net assets, and the total cost was
$18,319,907. Net unrealized appreciation/(depreciation)was $369,367, the net change in unrealized appreciation/(depreciation) was ($115,701), there were no net realized gain/(loss) or capital gain distributions and investment income was $412,291.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Zero coupon bond. Interest rate presented is yield to maturity.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $269,806,325 or 24.7% of net assets.
(d) Affiliated Company.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(600) U.S. 5 Year Treasury Note Future 09/29/23 $ (65,474,298) $ (64,256,250) $ 1,218,048
Investment Companies
Absolute
Flexible Fund
Balance
3/31/2023
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation/
(Depreciation)
Balance
6/30/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 1,531,490 286,533 – 1,818,023
Cost $ 15,319,907 $ 3,000,000 $ – $ 18,319,907 $ – $ – $ 412,291
Value 15,804,975 – – $ (115,701) 18,689,274

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
June 30, 2023

Absolute Funds
*Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 966,891,855 $ – $ 966,891,855
Corporate Non-Convertible Bond – 1,966,510 – 1,966,510
Investment Company – 18,689,274 – 18,689,274
Money Market Fund – 80,686,739 – 80,686,739
Investments at Value $ – $ 1,068,234,378 $ – $ 1,068,234,378
Other Financial Instruments*
Futures 1,218,048 – – 1,218,048
Total Assets $ 1,218,048 $ 1,068,234,378 $ – $ 1,069,452,426
Liabilities
Securities Sold Short
Common Stock $ (421,727,554) $ – $ – $ (421,727,554)
Securities Sold Short $ (421,727,554) $ – $ – $ (421,727,554)
Total Liabilities $ (421,727,554) $ – $ – $ (421,727,554)